l  Page #

October 20, 2003

Westcore Trust

1625 Broadway, Suite 2200

Denver, Colorado 80202

October 21, 2003

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC  20549

Re: Westcore Trust

File Nos.

2-75677 and 811-03373

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust effective October 1, 2003, do not differ from those filed in the Post-Effective Amendment No. 55 on October 1, 2003, which was filed electronically.

Sincerely,

/s/ Traci A. Thelen

Traci Thelen

Secretary